PROVISION FOR EMPLOYEE BENEFITS - Additional information (Details) - TRY (₺)		12 Months Ended
	Mar. 25, 2021	Dec. 31, 2024	Dec. 31, 2023
PROVISION FOR EMPLOYEE BENEFITS
Retirement period based on service		25 years
Retirement period based on service for women		20 years
Qualify for post-employment benefits (in years)		58 years
Qualify for post-employment benefits (in years)		60 years
Maximum post-employment benefits for each year		₺ 41,828.42	₺ 23,489.83
Maximum amount considered in the calculations of reserve		46,655.43	35,058.58
Percentage of cash settlement clause	20.00%
Minimum percentage of shares sold in IPO	20.00%
Remaining percentage of share-based payment plan	20.00%
Minimum percentage of business plans to be achieved	90.00%
Fair value of restricted stock units that vested		₺ 179,945,000	₺ 153,622,000
First period
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause	20.00%
End of vesting period in relation to date of IPO	18 months
Second period
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause	20.00%
Third period
PROVISION FOR EMPLOYEE BENEFITS
Percentage of equity settlement clause	20.00%